Related Party Transactions - Schedule of Accounts Payable Resulting from the Related Party Transactions (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Trade account payables	$ 19.1	$ 4.4
Vitol Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account payables	0.1	0.1
VTTI Group of Companies [Member]
Related Party Transaction [Line Items]
Trade account payables	$ 19.0	$ 4.3